Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-220-9902

October 15, 2006

David Lyon
Securities and Exchange Commission
Washington, D.C. 20549

Re:   Globalink, Ltd.
      SB-2, filed May 10, 2006
      File Number 333-133961

Dear Mr. Lyon:

In response to your letter dated June 8, 2006, please note the following:

General
1. In your amendment, please provide bold face type and other type differences in the same manner as in the final printing so that we can consider them. Note, for example, that the cover page reference to risk factors and the SEC legend need to be provided in bold face type.

The bold face type and other type differences, not shown in the edgarized text version, are provided, as shown in the courtesy copies forwarded to the staff.

Summary, page 5
2. Under appropriate heading, please disclose the minimum amount you feel you need to raise in order to continue minimal operations for the next 12 months.

Also disclose the amount you feel you need to raise in order to establish profitable operations or, if this is too uncertain to
project, to establish revenue generating operations.   This latter
amount appears to include, for a example, a significant marketing component.

The following disclosure has been added.

There is no minimum offering amount. We need to raise a minimum of $315,000 to continue minimum operations for the next twelve months. This will permit completion of the basic website, marketing exposure, minimal working staff and minimal office equipment.

To establish revenue generating operations, we will need to raise
$625,000. A significant amount of these funds will be used for marketing and website updating expenses.

3. Since there is no minimum offering level, disclose how you will raise the above amounts if you are unable to do so in this offering. If you do not know how you will do this you need to say so. Please also address this and the prior comment at Use of Proceeds, page 18.

The following disclosure has been added.

If Globalink is unable to raise sufficient funds to establish minimum operations, the officers and directors will attempt to complete the basic website and maintain an administrative office with their own funds. At the same time, Globalink will pursue all other sources of financing, either debt or equity.

Globalink, page 5
4. Indicate when you formed the company and began working on the website.

The disclosure has been revised as follows:

Globalink               Globalink?s executive offices are
located at 426 Main Street, #202, Vancouver, B.C. V6A 2T4 and its telephone number is 604-828 8822.

Globalink was formed on February 3, 2006.

Operations.             Globalink intends to develop and
operate an internet hotel booking website to provide online hotel booking services for leisure and small business travelers as well as travel agencies. Globalink began its website investigation and preliminary work on the website at inception.

Operations, page 5
5. Please revise this text to delete the notion that you ?will? be able to develop your planned website since this is not certain. Please also note elsewhere in the filing where you use similar language.

The disclosure has been revised to replace ?will? with ?intend to?.

6. Please summarize the most important aspects of your business. This seems to include that your company is a development stage company with no operations or revenue.

The most important aspects of the business has been summarized.

7. Please disclose that you only have three officers who are also your only directors and have no employees. Also indicate the amount of time these persons will give to the company and that these persons have no prior experience in developing and running a website.

The following disclosure has been added.

Globalink?s directors also serve as our officers.
Presently Globalink does not have any employees and each officer will devote a maximum of fifteen hours per week to Globalink. Two of the officers have not had any experience in developing and running a website.

8. Please disclose the current development status of your website, earliest date by which you believe you can establish a revenue generating website and by which you believe you can achieve profitable operations.

The following disclosure has been added.

The website is still in development. Globalink expects the website will be developed by February 2007 and profitable operations can be achieved by the end of 2007.

9. You seem to say later in the filing that acquiring a hotel booking company is an essential component of your plan. If so, please discuss this here together with your progress in this regard.

The disclosure of this statement in the revised filing has been deleted to reflect that acquiring a hotel booking company is not an essential component of our present business plan and that this type of acquisition would not be considered today.

Risk Factors, page 6
10. Several of your risk factors indicate that you cannot guarantee or assure a specific result when the real risk is not your inability to give assurance, but the underlying situation. Please revise to remove this language.

11. As a separate risk factor, please address the company?s ability to continue if only a small number of shares are sold.

12. Where appropriate disclose who is developing your web site and consider including a risk factor addressing this person as a key employee.

We can not guarantee that $50,000 will be enough . . .page 6
13. The $50,000 figure that you use here does not appear meaningful since you do not include the other essential costs that you say are
required.   Please indicate the minimum cost that you feel will be
required to begin generating revenue or some other meaningful figure.

The risk factor has been revised as follows:

3. we need to raise a minimum of $315,000 to continue minimum operations for the next twelve months and $625,000 to establish revenue generating operations. We may never conduct profitable operations and you may lose your entire investment.

Because we are developing the hotel booking website and we have not generated any revenues since our incorporation, we will continue to incur operating expenses without revenues until our website is fully functional. We need to raise a minimum of

$315,000 to continue minimum operations for the next twelve months. This will permit completion of the basic website, marketing exposure, minimal working staff and minimal office equipment.

To establish revenue generating operations, we will need to raise $625,000. A significant amount of these funds will be used for marketing and website updating expenses. We may never conduct profitable operations and you may lose your entire investment.

14. Please limit this risk factor to the uncertainty of your estimated costs. Provide other risks such as competition under more appropriate heading.

See above, the risk factor has been limited.

We have no employees . . ., page 8
15. Please make sure that your headings reflect the risk you describe. For example you disclose that your officers have limited experience but you also disclose that they have limited time to devote to the company. Note also for your risk factor at ?The ability to continue our business is dependent upon. . .? The risks you describe there include both financing uncertainty and that hotels and their customers may not want to use your site. Please break this up into at least two separate risks.

The risk factor has been revised to more accurately describe the risk.

7. We have no employees and are largely dependent upon our officers, who have limited time to devote to our business and limited website and information technology experience to develop our business.

We currently have no employees. We rely heavily upon our president and director, Robin Young, our secretary and director Daniel Lo and our treasurer and director, Ben
Choi. All three officers maintain outside employment and have limited time which they can devote to the matters of Globalink. They can contribute a maximum of 15 hours each per week on Globalink?s matters until such time our operations warrant full-time paid employment resources.
As a result, our officers may not have the time and the experience to successfully conduct our operations.

Additionally, the discussion under the risk factor ?The ability to continue our business is dependent upon. . .? regarding financing uncertainty has been deleted since it is already discussed in risk factor 3. The risk factor has been rewritten as follows:

9. Even if our website becomes fully operationally, we may never obtain profitable operations.

The crucial factors to make our hotel booking website successful require the fully functional hotel booking website, many hotels choices, and customer interest to use our user-friendly web site to book hotel rooms.

We cannot assure you that we will be able to generate enough interests from the hotel suppliers and the customers to use our website. Even if we generate customer use of this web site to book hotel rooms, if the transaction order is little, our hotel booking web site will not generate enough profit to maintain the overhead and at the end the hotel booking web site may be closed.
We may never obtain profitable operations.

Your vote may not affect the outcome of . . ., page 10
16.  Please reconcile the 80% and 30% figures.

The risk factor has been deleted for accuracy and immateriality.

We may have difficulty scaling and adapting . . ., page 11
17. Please avoid trade jargon and technical terms such as ?architecture,? used at this heading. If retained, explain what you mean by such terms at their first use.

The risk factor has been deleted for accuracy and immateriality.

We depend upon third parties . . ., page 12
18. Please describe the problems you reference at the end of the first paragraph, with quantification to the extent feasible.

The reference has been deleted for accuracy.

Our operations could be significantly hindered by the occurrence of a natural disaster. . ., page 12
19. Avoid generic risk factors so that your reader can focus on the most important risks that you face. This risk is true for almost any company. Either revise this risk factor to explain how it is a particular risk for your company or consider deleting it. Note also for risk factors numbered 21, 22 and 24.

This risk factor, along with the prior risk factors numbered 21, 22 and 24 have been deleted.

Companies such as Yahoo. . ., page 23
20. Here and elsewhere in the filing, please delete financial figures for other companies, such as you provide at the end of this risk factor. This type of information is not considered meaningful without complete financial statements, which are inappropriate for inclusion by another company. Note also on page 16.

The financial figures for other companies have been deleted.

Operations
21. Delete promotional text such as that in the second paragraph that another similar company is ?very successful? and in the fourth paragraph phrases such as ?continue to surge? and that the potential is ?huge.?

The promotional language has been deleted.

22. Please explain how you believe you will be able to compete with the various, large, established companies with which you plan to compete.

The following disclosure has been added:

   Competition. The online commerce market, particularly over the Internet, is new, rapidly evolving and intensely competitive, and we expect that the competition will intensify in the future. Barriers to entry are minimal, and current and new competitors can launch new websites at a relatively low cost. We believe while we currently may have disadvantages in this market, the growth of this market is able to allow us to take a market share if we can maintain reliable, fast response, and quality service to our customers and hotel suppliers.

We will compete on the basis of ease of use, pricing and customer preference. Our competitors are well established, substantially larger and have substantially greater market recognition, greater resources and broader capabilities than we have. There can be no assurance that we will be able to compete successfully against current and future competitors, and competitive pressures faced by Globalink may have a material adverse effect on our business, prospects, financial condition and results of operations.

Marketing Strategy, page 17
23. We note the widely variable funding levels for marketing, depending on the offering level. Please quantify the marketing costs you believe necessary for the first year and how you will spend the funds at the various levels described on page 19.

The marketing costs have been quantified as follows.

For the first year of operation, the marketing costs will depend on the amount of funding raised in this offering.
We need to raise $625,000 to establish revenue generating operations. To achieve brand awareness, we intend to allocate the following amounts:

   - If $625,000 is raised, we will allocate $125,000 for market and advertising which will consist of minimal local exposure through billboards, television and radio spots, news media and travel magazines.

   - If $1,250,000 is raised, we will allocate $300,000 for market and advertising which will consist of local exposure through billboards, television and radio spots, news media and travel magazines. Additionally, we can launch separate marketing schemes to different populated cities.

   - If $2,500,000 is raised, we will allocate $563,000 for larger marketing and brand exposure which will include local exposure through billboards, television and radio spots, major internet search engine, news media and travel magazines in more populated cities

   - If the total offering amount is raised, we will allocate $1,200,000 for marketing and brand exposure which will include local exposure through billboards, television and radio spots, major internet search engine, news media and travel magazines. Additionally, we will hire more marketing people to promote the web site and increase our brand awareness in additional cities.

24. Disclose which hotel suppliers referenced in the third paragraph you believe will use your site and why.

The language has been revised as follows:

Based on their meetings and discussions with these travel suppliers, we believe that the hotels and the booking agents will use our online services because they are using traditional hands on operations and not currently online, so through discussions they have expressed an interest to get online with us.

Reports to Security Holders, page 18
25. Clarify at the last sentence that you will be an electronic filer and that your filings will be available on the EDGAR system.

The disclosure has been revised to clarify that Globalink will be an electronic filer and that its filings will be available on the EDGAR system.

Use of Proceeds, page 18
26. Please explain why you have chosen $625,000 as the minimum level of breakdown.

The minimum level of breakdown represented the amount required to obtain revenue generating operations. An additional level of $315,000 which is required to continue minimal operations for the next twelve months has been added.

27. Please breakdown your allocations for each category assuming you only reach the minimum amount you feel is required to operate for twelve months and, if different, the amount you feel is required to begin meaningful operations.

An additional breakdown has been added.

         Total Proceeds            $  625,000      $  315,000
         Offering Expenses             14,339          14,339
                                 ----------      ----------
         Net Proceeds              $  610,661      $  300,661
         Funding Period (months)        12              12
         General & Administrative     400,000         225,000
         Website R&D                   50,000          30,000
         Servers/Hardware              30,000          20,000
         Marketing & Advertising      125,000          20,000
         Miscellaneous Expenses         5,661           5,661
         Contingencies                      0               0
         Reserve for Expansion              0               0
                                ----------      ----------
         Net Proceeds Expended     $  610,661      $  300,661


The estimated in general and administrative expenses are as follows:

Funding level
$5,000,000              Salaries         $ 1,200.000
         Office overhead      280,000
         Travel               120,000
         Legal                160,000
                                          ----------
                                         $ 1,760,000
$2,500,000              Salaries         $   900,000
         Office overhead      240,000
         Travel                80,000
         Legal                100,000
                                          ----------
                                         $ 1,320,000
$1,250,000              Salaries         $   470,000
         Office overhead      100,000
         Travel                50,000
         Legal                 45,000
                                          ----------
                                         $   665,000
$  625,000              Salaries         $   295,000
         Office overhead       65,000
         Travel                15,000
         Legal                 25,000
                                          ----------
                                         $   400,000
$  315,000              Salaries         $   150,000
         Office overhead       50,000
         Travel                10,000
         Legal                 15,000
                                          ----------
                                         $   225,000

28. Please discuss how the $1.2 million in salary will be allocated, that is between the current officers and other employees that you may add. Please also note at any other significant levels of salary allocation, at other proceed levels. Include similar disclosure at Executive Compensation, page 25, as warranted.

The breakdown of salaries for the significant levels of salary allocation is as follows:

Funding level         Projected Employees         Salary plus benefits
$5,000,000            Executive Managements          $  500,000
                      Accounting & Admin. staffs        150,000
                      Programmer/data entry staffs      250,000
                      Marketing staffs                  300,000
                                                      ---------
                                                      1,200,000

$2,500,000            Executive Managements          $  350,000
                      Accounting & Admin. staffs        100,000
                      Programmer/data entry staffs      200,000
                      Marketing staffs                  250,000
                                                      ---------
                                                      $ 900,000

$1,200,000            Executive Managements          $  180,000
                      Accounting & Admin. staffs         70,000
                      Programmer/data entry staffs      120,000
                      Marketing staffs                  100,000
                                                      ---------
                                                      $ 470,000

$  625,000            Executive Managements          $  150,000
                      Accounting & Admin. staffs         45,000
                      Programmer/data entry staffs       70,000
                      Marketing staffs                   30,000
                                                      ---------
                                                     $  295,000

$  315,000            Executive Managements          $   60,000
                      Accounting & Admin. staffs         30,000
                      Programmer/data entry staffs       60,000
                      Marketing staffs                        0
                                                      ---------
                                                     $  150,000

The difference in total salaries is due to when the above salaried positions would commence.

Dilution, page 19
29.   Please include the information required Item 506(a) of Reg. S-B.

The amount paid by the officers, directors, promoters and affiliated persons has been disclosed for comparison purposes.

30. Your calculation of dilution, as a percent age offering price for the $1.25 million and $0.625 million funding levels, does not appear to be mathematically accurate. Please revise your dilution table to be correct.

The disclosure has been revised for accuracy.

31. Please revise to present an amount for the line item ?Increase per common share attributable to investors? for the $0.625 million funding levels.

The disclosure has been revised to include the missing amounts.

Determination of the offering price, page 20
32. Please disclose that in the prior issuance the purchases received 75 shares for each $1 paid to the company in cash or services.

The following disclosure has been added.

In prior issuances, the officers, directors, promoters and affiliated persons paid $.013333 per common share in cash and services and received 75 common shares for each $1.00 paid in to Globalink in cash or services.

33. Please disclose whether or not there have been any material changes that you believe have affected the stock price since you issued stock at $.013 per share.

Results of Operations, page 22
34. On page 23, please disclose the goal of your ?business plan,? reference in the second paragraph. Also quantify the cost to complete the website and market your website as described or ensure that this information is appropriately disclosed elsewhere in the filing.

The disclosure has been revised for clarity.

Management is of the opinion that the following milestones will need to be met in order to successfully develop our web site and the generation of revenues.

The cost to complete the web site and market it has been quantified under ?Business? and ?Use of Proceeds?.

35. With consideration to disclosure in the filing, please advise us as to the terms of the hotel booking agency purchase referenced in the first full paragraph on page 24.

There were only preliminary negotiations regarding the terms of the hotel booking agency purchase. Since the date of the registration statement, management has decided not to pursue any acquisitions and will focus on the business as outlined. All reference to the purchase have been deleted.

Management, page 24
36. Please indicate how Mr. Young obtained his ?numerous years of experience? in import/export trading and the like.

The disclosure regarding Mr. Young?s experience has been deleted.

37. Please provide the dates of employment, title, name of company and nature of operations, if need be, for Mr. Choi over the past five years.

The disclosure regarding Mr. Choi has been provided.

Description of Capital Stock, page 2738.   Please delete the first
sentence statement that you are providing ?brief summaries.? You need to provide a description of the material features of the securities being registered.

The first sentence statement has been deleted.

Legal Matters, page 31
39.   Please describe the legal matters considered.

The language has been revised for clarity.

Audited Financial Statements
Registered Auditor?s Report, page 35
40. Please revise your audit opinion to refer to the standards of the Public Company Accounting Oversight Board. Refer to Standard No. 1 of the PCAOB and SEC Release 34-49707.

The audit opinion has been revised to refer to the standards of the Public Company Accounting Oversight Board.

41. We note that an explanatory paragraph regarding your ability to continue as a going concern has been included in your audit opinion. AU Section 341 requires an audit opinion including a going concern explanatory paragraph to explicitly include the phrases ?substantial doubt? and ?going concern.? Please revise your opinion accordingly.

The audit has been revised to explicitly include the phrases
?substantial doubt? and ?going concern.?

42. Please revise your audit opinion to place your explanatory paragraph after your opinion paragraph. Refer to AU Section 341.

The explanatory paragraph has been placed after the opinion paragraph.

Balance Sheet, page 36
43. Please revise your presentation to include a line item labeled ?deficit accumulated during the development stage.? Refer to paragraph 11(a) of SFAS 7.

The line item labeled ?deficit accumulated during the development stage? has been added.

44. Please revise your presentation to state on the face of your balance sheet the number of shares of stock issued and outstanding, the title of the issue, and the number of shares authorized.

The presentation has been revised to state the number of shares of stock issued and outstanding, the title of the issue, and the number of shares authorized.

45. Please revise your presentation to include separate captions for common stock and additional paid-in-capital. Please also revise your State of Shareholders? Equity to reflect all transaction impacting these accounts.

The presentation has been revised to include separate captions for common stock and additional paid-in-capital. Additionally, the Statement of Shareholders? Equity has been revised to reflect all transaction impacting these accounts.

Statements of Stockholders? Equity, page 38
46. Please revise your statement of stockholders? equity to include all of the disclosures required by paragraph 11(d) of SFAS 7.

The statement of stockholders? equity has been revised to include all of the disclosures required by paragraph 11(d) of SFAS 7.

Statements of Cash Flows, page 39
47. We note that you have recognized a $50,000 financing cash inflow. This appears to contradict your disclosure on page 38, which presents $15,000, related to the issuance of shares in exchange for services, which is a non-cash transaction. Please revise your statement of cash flows to exclude all non-cash transactions.

All non-cash transaction have been excluded on the statement of cash flows.

Notes to Financial Statements
General
48. We note that there in not a footnote 3(g) and Note 4. Please revise the number scheme of your footnotes to present the notes in chronological order.

The number scheme of the footnotes has been revised to present the notes in chronological order.

Note 3: Accounting Policies
General
49. Please revise to address the impact of the newly issued accounting pronouncements. Refer to the guidance in SAB Topic 11:M, which states the requirements regarding recently issued accounting pronouncements.

The note has been revised to address the impact of the newly issued accounting pronouncements.

50. Please revise your disclosure to include a description of the specific nature of your accounts receivable and your accounting policy for any allowance for uncollectible accounts. In your description, please discuss how management establishes and validates the accuracy of this estimate for losses.

The disclosure has been revised as follows:

  c)  Accounts Receivable, Shareholders
The balance of $26,103 is due from shareholders for the purchase of the company?s common stock. Management has made no allowance for doubtful accounts because they anticipate no chance of loss on these accounts.

51. We note on page 19 that you have entered into a lease agreement. Please revise to include a description of your accounting policy for this lease.

No revisions have been made to the disclosure. The lease is short term for office space.

a) Transaction of foreign currencies, page 40
52. Please revise your disclosure to clarify the currency you have designated as your functional currency. If your functional currency is not the US Dollar, please disclose why no translation adjustment is reflected in your financial statements. Please refer to SFAS 52.

The currency is in US dollars and this is indicated on each page of the financial statements.

d) Stock Based Compensation, page 41
53. We note that your current accounting policy for stock based compensation does not meet the requirements of US GAAP. Please revise your policy regarding stock based compensation to comply with the requirements of SFAS 123?.

The policy regarding stock based compensation has been revised to comply with the requirements of SFAS 123.

f) Impairment of long-lived assets, page 41
54. We note that your accounting policy refers to SFAS 12. SFAS 12 applies to the accounting treatment of marketable securities, and that pronouncement was superseded by SFAS 115. As applicable, please revise your policy to discuss the accounting treatment of investments in debt and equity securities under SFAS 115 and the accounting requirements for impairment of long-lived assets under SFAS 144.

The policy has been revised.

h) Basic and diluted loss per share, page 41
55. Please revise to include the disclosures required by paragraphs 40 and 41 of SFAS 128.

The disclosures required by paragraphs 40 and 41 of SFAS 128 had been made.

Note 5: Advances from Shareholders, page 42
56. We note that you have received advances from your shareholders, which are non-interest bearing. Please disclose the specific nature of the advances and how you considered paragraphs 36, 37, and 66 of SFAS Concept Statement No. 6 in determining that the advances from the related parties qualified for presentation as a liability instead of equity.

This amount is over and above the amount that each of the current shareholders agreed to pay to form the company and register to become a public company. As such, this amount is deemed to be a liability and is to be repaid.

Note 6: Capital Stock, page 42
57. We note your schedule of shares issued and the values assigned to such shares. The value $0.13 per share does not appear to be mathematically accurate. We believe the implied price per share is $0.013. Please revise the price per share or tell us how you have calculated the price presented.

The price per share has been revised for accuracy.

58. Please revise to disclose how management determined the value of the shares issued in exchange for services. In your revision, please include a discussion of the nature of the services and specify if the services were rendered by a related party.

The disclosure has been revised.

59. Please tell us how the values assigned to the shares issued for services in February 2006 relate to the estimated offering price of your common stock. In your analysis, please include the following:
   - Discuss and quantify the impact on your fair value of any events that occurred between the dates the shares were issued and the date the registration was filed.
   - Reconcile and explain the differences between the mid-point of your estimated offering price range and the fair values asserted in your analysis.
   - Describe significant intervening events within the company and the broader market that explain the changes in fair value of your common stock up to the filing of the registration statement.
   - Highlight any transaction with unrelated parties believed to be objective evidence of fair value, including your issuances of convertible preferred shares.

The disclosure has been revised.

General ? Accounting
60. To the extent that the effectiveness of your registration statement is delayed, please amend your filing to include an audited balance sheet and related financial statements that are as of a date within 135 days of the filing of your next amendment. Refer to Item 310(a) of Regulation S-B.

The filing has been revised to include the updated unaudited financial statements as of August 31, 2006.

61. Please include an updated consent in your pre-effective amendment.

An updated consent has been included.

Very truly yours,

/s/Jody M. Walker
---------------------------
Jody M. Walker